Share-Based Compensation (Details) - Schedule of Share Options Outstanding and Activity - USD ($)		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2024
MDRT 2023 Option [Member]
Schedule of Share Options Outstanding and Activity [Line Items]
Number of options, Outstanding		9,438,180
Weighted average exercise price, Outstanding		$ 0.05
Weighted average remaining contractual life, Outstanding		3 years 1 month 2 days
Aggregate Intrinsic Value, Outstanding		$ 467,000
Number of options, Granted
Weighted average exercise price in USD, Granted
Weighted average remaining contractual life (In years), Granted
Aggregate Intrinsic Value, Granted
Number of options, Addition due to acquisition of AIX		11,300,000
Weighted average exercise price, Addition due to acquisition of AIX		$ 0.05
Weighted average remaining contractual life, Addition due to acquisition of AIX		3 years 7 months 2 days
Aggregate Intrinsic Value , Addition due to acquisition of AIX		$ 3,192,000
Number of options, Exercised
Weighted average exercise price in USD, Exercised
Weighted average remaining contractual life (In years), Exercised
Aggregate Intrinsic Value, Exercised
Number of options, Forfeited		(1,861,820)
Weighted average exercise price in USD, Forfeited
Weighted average remaining contractual life (In years), Forfeited
Aggregate Intrinsic Value, Forfeited
Option 2024 [Member]
Schedule of Share Options Outstanding and Activity [Line Items]
Number of options, Outstanding		1,479,453
Weighted average exercise price, Outstanding		$ 0.0007
Weighted average remaining contractual life, Outstanding		3 years 9 months
Aggregate Intrinsic Value, Outstanding		$ 1,962,000
Number of options, Granted		9,017,413
Weighted average exercise price in USD, Granted		$ 0.0007
Weighted average remaining contractual life (In years), Granted		4 years 1 month 9 days
Aggregate Intrinsic Value, Granted		$ 40,753
Number of options, Addition due to acquisition of AIX
Weighted average exercise price, Addition due to acquisition of AIX
Weighted average remaining contractual life, Addition due to acquisition of AIX
Aggregate Intrinsic Value , Addition due to acquisition of AIX
Number of options, Exercised
Weighted average exercise price in USD, Exercised
Weighted average remaining contractual life (In years), Exercised
Aggregate Intrinsic Value, Exercised
Number of options, Forfeited		(7,537,960)
Weighted average exercise price in USD, Forfeited
Weighted average remaining contractual life (In years), Forfeited
Aggregate Intrinsic Value, Forfeited
2024 Fanhua Option 1 [Member]
Schedule of Share Options Outstanding and Activity [Line Items]
Number of options, Outstanding		12,480,720
Weighted average exercise price, Outstanding		$ 0.1181
Weighted average remaining contractual life, Outstanding		3 years 1 month 2 days
Aggregate Intrinsic Value, Outstanding
Number of options, Granted		18,088,000
Weighted average exercise price in USD, Granted		$ 0.1181
Weighted average remaining contractual life (In years), Granted		3 years 3 months 14 days
Aggregate Intrinsic Value, Granted		$ 921,000
Number of options, Addition due to acquisition of AIX
Weighted average exercise price, Addition due to acquisition of AIX
Weighted average remaining contractual life, Addition due to acquisition of AIX
Aggregate Intrinsic Value , Addition due to acquisition of AIX
Number of options, Exercised
Weighted average exercise price in USD, Exercised
Weighted average remaining contractual life (In years), Exercised
Aggregate Intrinsic Value, Exercised
Number of options, Forfeited		5,607,280
Weighted average exercise price in USD, Forfeited
Weighted average remaining contractual life (In years), Forfeited
Aggregate Intrinsic Value, Forfeited
2024 Fanhua Option 2 [Member]
Schedule of Share Options Outstanding and Activity [Line Items]
Number of options, Outstanding		480,000
Weighted average exercise price, Outstanding		$ 0.05
Weighted average remaining contractual life, Outstanding		3 years 1 month 2 days
Aggregate Intrinsic Value, Outstanding		$ 24,000
Number of options, Granted		800,000
Weighted average exercise price in USD, Granted		$ 0.05
Weighted average remaining contractual life (In years), Granted		3 years 3 months 14 days
Aggregate Intrinsic Value, Granted		$ 95,000
Number of options, Addition due to acquisition of AIX
Weighted average exercise price, Addition due to acquisition of AIX
Weighted average remaining contractual life, Addition due to acquisition of AIX
Aggregate Intrinsic Value , Addition due to acquisition of AIX
Number of options, Exercised
Weighted average exercise price in USD, Exercised
Weighted average remaining contractual life (In years), Exercised
Aggregate Intrinsic Value, Exercised
Number of options, Forfeited		320,000
Weighted average exercise price in USD, Forfeited
Weighted average remaining contractual life (In years), Forfeited
Aggregate Intrinsic Value, Forfeited
2024 Fanhua Option 3 [Member]
Schedule of Share Options Outstanding and Activity [Line Items]
Number of options, Outstanding		2,958,000
Weighted average exercise price, Outstanding		$ 0.05
Weighted average remaining contractual life, Outstanding		3 years 1 month 2 days
Aggregate Intrinsic Value, Outstanding		$ 146,000
Number of options, Granted		4,930,000
Weighted average exercise price in USD, Granted		$ 0.05
Weighted average remaining contractual life (In years), Granted		3 years 1 month 6 days
Aggregate Intrinsic Value, Granted		$ 323,000
Number of options, Addition due to acquisition of AIX
Weighted average exercise price, Addition due to acquisition of AIX
Weighted average remaining contractual life, Addition due to acquisition of AIX
Aggregate Intrinsic Value , Addition due to acquisition of AIX
Number of options, Exercised
Weighted average exercise price in USD, Exercised
Weighted average remaining contractual life (In years), Exercised
Aggregate Intrinsic Value, Exercised
Number of options, Forfeited		1,972,000
Weighted average exercise price in USD, Forfeited
Weighted average remaining contractual life (In years), Forfeited
Aggregate Intrinsic Value, Forfeited